Non-financial Assets and Liabilities - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets [Line Items]
Opening net book amount	$ 49,087,288	$ 58,541,234
Sale of asset(note 6(a)		(4,864,236)
Exchange differences	75,440	7,399
Amortization charge	(2,588,306)	(3,118,217)
Impairment charge		(1,478,892)
Closing net book amount	46,574,422	49,087,288
Cost	62,300,948	62,208,684
Accumulation amortization and impairment	(15,726,526)	(13,121,396)
Net book amount	46,574,422	49,087,288
AVb6 Integrin [Member]
Schedule of Intangible Assets [Line Items]
Opening net book amount	15,064,229	15,952,216
Sale of asset(note 6(a)
Exchange differences
Amortization charge	(884,590)	(887,987)
Impairment charge
Closing net book amount	14,179,639	15,064,229
Cost	17,691,796	17,691,796
Accumulation amortization and impairment	(3,512,157)	(2,627,567)
Net book amount	14,179,639	15,064,229
hu PSA Anti-body [Member]
Schedule of Intangible Assets [Line Items]
Opening net book amount	10,275,699	11,126,011
Sale of asset(note 6(a)
Exchange differences
Amortization charge	(621,185)	(850,312)
Impairment charge
Closing net book amount	9,654,514	10,275,699
Cost	16,212,081	16,212,081
Accumulation amortization and impairment	(6,557,567)	(5,936,382)
Net book amount	9,654,514	10,275,699
NanoMab [Member]
Schedule of Intangible Assets [Line Items]
Opening net book amount	16,569,620	22,568,002
Sale of asset(note 6(a)		(4,742,125)
Exchange differences
Amortization charge	(973,549)	(1,256,257)
Impairment charge
Closing net book amount	15,596,071	16,569,620
Cost	19,470,972	19,470,972
Accumulation amortization and impairment	(3,874,901)	(2,901,352)
Net book amount	15,596,071	16,569,620
MAb [Member]
Schedule of Intangible Assets [Line Items]
Opening net book amount	1,283,925	1,357,466
Sale of asset(note 6(a)
Exchange differences	15,201	1,230
Amortization charge	(69,365)	(74,771)
Impairment charge
Closing net book amount	1,229,761	1,283,925
Cost	1,374,030	1,358,696
Accumulation amortization and impairment	(144,269)	(74,771)
Net book amount	1,229,761	1,283,925
Pharma15 [Member]
Schedule of Intangible Assets [Line Items]
Opening net book amount	5,384,777	6,857,500
Sale of asset(note 6(a)
Exchange differences	60,239	6,169
Amortization charge
Impairment charge		(1,478,892)
Closing net book amount	5,445,016	5,384,777
Cost	6,940,599	6,863,669
Accumulation amortization and impairment	(1,495,583)	(1,478,892)
Net book amount	5,445,016	5,384,777
Pivalate [Member]
Schedule of Intangible Assets [Line Items]
Opening net book amount	269,018	293,529
Sale of asset(note 6(a)
Exchange differences
Amortization charge	(22,404)	(24,511)
Impairment charge
Closing net book amount	246,614	269,018
Cost	336,055	336,055
Accumulation amortization and impairment	(89,441)	(67,037)
Net book amount	246,614	269,018
Other Intellectual Property [Member]
Schedule of Intangible Assets [Line Items]
Opening net book amount	240,020	386,510
Sale of asset(note 6(a)		(122,111)
Exchange differences
Amortization charge	(17,213)	(24,379)
Impairment charge
Closing net book amount	222,807	240,020
Cost	275,415	275,415
Accumulation amortization and impairment	(52,608)	(35,395)
Net book amount	$ 222,807	$ 240,020